Inventories, Net (Details) - Schedule of inventories - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of inventories [Abstract]
Inventory	$ 419,726	$ 135,491
Less: reserve for obsolete inventories	(10,705)	(15,682)
Total	$ 409,021	$ 119,809